Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total inventories	$ 2,336
NIS [Member]
Statement Line Items [Line Items]
Raw and auxiliary materials, and consumables	5,499
Work in progress	1,009
Finished goods	1,589
Total inventories	$ 8,097